Investment Securities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) investment	Dec. 31, 2016 USD ($) investment	Dec. 31, 2015 USD ($)
Debt Securities, Available-for-sale [Line Items]
Investment securities in an unrealized loss position | investment	1,369	1,331
Net impairment losses recognized in net income (loss)	$ 0	$ 0	$ 0
Available-for-sale securities	1,616,000,000	1,664,000,000
Net realized gains (losses) on trading and other securities sold or redeemed during the year	0	7,000,000	$ (3,000,000)
Deposits With Third Parties
Debt Securities, Available-for-sale [Line Items]
Available-for-sale securities	$ 537,000,000	$ 465,000,000